ACCOUNTS PAYABLE ACCRUED LIABILITIES AND OTHER PAYABLES (Details) - USD ($)	Sep. 30, 2018	Sep. 30, 2017
ACCOUNTS PAYABLE ACCRUED LIABILITIES AND OTHER PAYABLES
Accounts Payable	$ 22,100	$ 256,242
Accrued Liabilities and Other Payables	187,920	298,700
TOTAL	$ 210,020	$ 554,942